Related-party Transactions - Disclosure of Performance Achievement Measures to Determine Pay-Out of Cash Bonus (Detail) - Short term incentive plan [member]	12 Months Ended
Dec. 31, 2017
Pay-out at Threshold Performance [member]
Disclosure of transactions between related parties [line items]
Revenue	0.00%
Adjusted EBITDA Margin	0.00%
Individual Performance Objectives	0.00%
Pay-out as % of at target cash bonus	0.00%
Pay-out at Target Performance [member]
Disclosure of transactions between related parties [line items]
Revenue	40.00%
Adjusted EBITDA Margin	40.00%
Individual Performance Objectives	20.00%
Pay-out as % of at target cash bonus	100.00%
Pay-out at Maximum Performance [member]
Disclosure of transactions between related parties [line items]
Revenue	60.00%
Adjusted EBITDA Margin	60.00%
Individual Performance Objectives	25.00%
Pay-out as % of at target cash bonus	145.00%